Trade payables and accruals (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other payables [abstract]
Schedule of trade and other payables
Trade payables and accruals include the following:

in € thousand	June 30, 2024	December 31, 2023
Trade payables	8,526	17,564
Accrued expenses	24,124	26,739
TOTAL	32,650	44,303
Less non-current portion	—	—
CURRENT PORTION	32,650	44,303